8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Leases [Abstract]
Minimum lease payments receivable	$ 205,690	$ 373,054
Less: Allowance for doubtful accounts	(3)	(22)
Net minimum lease payments receivable	205,687	373,032
Less: unearned interest income	(13,452)	(27,879)
Net investment in direct financing and sales-type leases	192,235	345,153
Less: Current maturities of long-term net investment in direct financing and sales-type leases	(173,315)	(285,983)
Net investment in direct financing and sales-type leases, net of current maturities	$ 18,920	$ 59,170